UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,1999
                                                ---------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
This Amendment (Check only one.): [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     William Ehrman
          -------------------------------------------------------------
Address:  c/o EGS Partners, L.L.C.
          -------------------------------------------------------------
          350 Park Avenue
          ------------------------------------------------------------
          New York, NY  10022
          ------------------------------------------------------------

Form 13F File Number:  28-2858
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ehrman
          -----------------------------------------------------------
Title:     Managing Director
          -----------------------------------------------------------
Phone:     212-755-9000
          -----------------------------------------------------------

Signature, Place, and Date of Signing:
          William Ehrman           New York, NY       5/13/99
      ---------------------      ----------------     ---------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         5
                                               -------------

Form 13F Information Table Entry Total:                  145
                                               -------------

Form 13F Information Table Value Total:       $      180,493
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

      1            28-2948                     Jonas Gerstl
     ---           ---------                   --------------------

      2            28-2868                     Frederic Greenberg
     ---           ---------                   --------------------

      3            28-2866                     Frederick Ketcher
     ---           ---------                   --------------------

      4            28-6186                     James McLaren
     ---           ---------                   --------------------

      5            28-6826                     William Lautman
     ---           ---------                   --------------------


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------- -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- --------------- --------- -------- --- --- --- ---- ---------- -------- ---- ------ ----
Astra AB Series A A CS              046298105     1977            86200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
American Buildings  CS              024757106     1038            55000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Abiomed, Inc.       CS              003654100     2372           189785   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Abbott Laboratories CS              002824100     4828           103138   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Acuson Corporation  CS              005113105      217            14500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
AEP Industries, Inc CS              001031103    10083           403300   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuti CS              015351109      548            65000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Applied Materials,  CS              038222105      617            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Ames Department Sto CS              030789507     3698            99600   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Advanced Neuromodul CS              00757T101      526            76500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Ashland Inc.        CS              044204105      819            20000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Aviron              CS              053762100      709            35000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Aviall, Inc.        CS              05366B102     1008            65000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Avon Products Inc.  CS              054303102      518            11000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Alza Corp.          CS              022615108      591            15440   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
BioChem Pharm Inc.  CS              09058T108     3065           143830   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Brown Group, Inc.   CS              115657108      218            16500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Biogen, Inc.        CS              090597105     1143            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Biomira, Inc.       CS              09161R106       68            20000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Brookstone Inc.     CS              114537103     4016           318113   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Bristol Myers Squib CS              110122108     2237            34880   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Barr Laboratories I CS              068306109     1168            38300   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Bio-Reference Labs  CS              09057G602       46            49313   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
CCAIR, Inc.         CS              124868100      621           184000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.  CS              150921104      606           122700   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.  CS              150921104       87            17531   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Commercial Federal  CS              201647104      464            20000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Carmike Cinemas Inc CS              143436103      181            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Comcast Corp.       CS              200300101      461             7500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Centocor Inc.       CS              152342101     1670            45200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Compaq Computer Cor CS              204493100     1109            35000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Crane Corp.         CS              224399105     1451            60000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cardima, Inc.       CS              14147M106       38            16000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cardima, Inc.       CS              14147M106      653           275000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
CorVel Corp.        CS              221006109     3746           104790   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cell Therapeutics,  CS              150934107      425           121532   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cell Therapeutics,  CS              150934107       80            22878   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Cablevision Systems CS              12686C109      556             7500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Crown American Real CS              228186102     1468           225900   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Interdent Inc.      CS              45865R109      436            79325   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Delta & Pine Land C CS              247357106      797            25922   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Dental/Medical Diag CS              24873K208      860           106700   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
DM Management Compa CS              233233105      156            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Diversinet Corp.    CS              25536K204      119            42000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Eagle Geophysical,  CS              269524104       57            15000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Equity Marketing, I CS              294724109      279            48500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Emisphere Technolog CS              291345106      180            20000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Encore Medical Corp CS              29256E109      297            91500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Encore Medical Corp W               29256E117       34            55000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Enzon, Inc.         CS              293904108      487            33000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
EP MedSystems Inc.  CS              26881p103      359           130380   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Easco, Inc.         CS              27033E103     1100           151748   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Endosonics Corp.    CS              29264K105      534            82145   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
E4L INC             CS              268452109     1499           179000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Federated Departmen CS              31410H107     2267            56500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Flanders Corp.      CS              338494107      103            40000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Flamel Technologies CS              338488109       88            33700   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Frontier Airlines I CS              359065109      370            37500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Fritz Co.'s, Inc.   CS              358846103      925           134500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Forest Laboratories CS              345838106     1691            30000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Genzyme Corp. - Gen CS              372917104     3053            60534   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Guilford Pharmaceut CS              401829106      892            78431   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Geon (The) Co.      CS              37246W105      455            20000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
General Surgical In CS              371013103     1266           321500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
The Hain Food Group CS              405219106      413            25000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Hasbro, Inc.        CS              418056107     2101            72600   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Hayes Lemmerz Inter CS              420781106      411            17500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Harrah's Entertainm CS              413619107     1691            88700   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.     CS              441339108      236            13000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Block (H & R), Inc. CS              093671105      450             9500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Healthsouth Corp.   CS              421924101     1046           100800   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Humana, Inc.        CS              444859102      935            54200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
International Game  CS              459902102     1850           126500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
IVAX Corp.          CS              465823102      473            40000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Baker (J.), Inc.    CS              057232100      489           130500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
JDA Software Group, CS              46612K108      186            25000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Johnson & Johnson   CS              478160104     1021            10920   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Jones Apparel Group CS              480074103     2039            73000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
K Mart Corp.        CS              482584109     2122           126200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
LifeCell Corp.      CS              531927101      296            63900   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
La Jolla Pharmaceut CS              503459109      100            38125   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Laserscope          CS              518081104       13            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Laserscope          CS              518081104       84            67491   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Limited (The), Inc. CS              532716107     1684            42500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Medtronic, Inc.     CS              585055106     2304            32056   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Mesa Airlines Inc.  CS              590481107       63            10000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Meristar Hospitalit CS              58984Y103      469            25800   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
MiniMed, Inc.       CS              60365K108     1342            13202   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Medco Research, Inc CS              584059109     2647           101818   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Merck and Co., Inc. CS              589331107     3453            43094   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Metro One Telecommu CS              59163F105      499            35000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Metra Biosystems, I CS              591591102       95            87000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
MAXXAM Inc.         CS              577913106      499             9900   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Mylan Laboratories, CS              628530107      823            30000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Nine West Group Inc CS              65440D102      407            16500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Noodle Kidoodle, In CS              655370104       99            15000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Newbridge Networks  CS              650901101      236             7500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Novoste Corporation CS              67010C100      725            30200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Napro BioTherapeuti CS              630795102       81            33600   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
NetSpeak Corp.      CS              64115D109      153            13330   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Novellus Systems, I CS              670008101      634            11500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
One Price Clothing  CS              682411103       63            13000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Osteotech, Inc.     CS              688582105     3034            88262   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Paul Harris Stores, CS              703555201      387            52500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Pharmacyclics, Inc. CS              716933106      949            57500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Pfizer Inc.         CS              717081103     1041             7500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Piercing Pagoda, In CS              720773100      400            44778   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
PolyMedica Corporat CS              731738100     1915           255320   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, CS              716941109     2975            47691   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Park Place Entertai CS              700690100       98            13000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Penzoil Quaker Stat CS              709323109      126            10200   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
RailAmerica, Inc.   CS              750753105     4821           550948   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren C CS              731572103      258            13000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.   CS              778296103      898            20500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
SmithKline Beecham  CS              832378301     1148            16059   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. CS              824889109      294            23500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Schering-Plough, In CS              806605101     1245            22540   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Steven Madden, Ltd. CS              556269108     1653           195970   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Steven Madden, Ltd. CS              556269108      759            90000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Saks Holdings, Inc. CS              79377W108     1381            53100   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
S&P 500 Depositary  CS              78462f103     6419            50000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
St. Jude Medical, I CS              790849103     2418            99204   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
TJX Companies, Inc. CS              872540109     1380            40600   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Transportacion Mari CS              893868208     7387          1244160   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Transportacion Mari CS              893868307     5007           989125   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Topps Inc.          CS              890786106      118            27060   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Total Renal Care Ho CS              89151A107     1381           125500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Triarc Companies, I CS              895927101    14200           814340   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
TSI International S CS              872879101      395             8100   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Time Warner Inc.    CS              887315109      531             7500   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
U.S. Bioscience, In CS              911646206     2507           230544   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Union Carbide Corp. CS              905581104     1627            36000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
United Healthcare C CS              910581107      789            15000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
United Payors & Uni CS              911319101      368            15970   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
United Retail Group CS              911380103      138            12000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Value City Departme CS              920387107      215            22100   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
ViaGrafix Corporati CS              925909103       96            15000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
ViroPharma Incorpor CS              928241108       95            15000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Warnaco Group Inc.  CS              934390105      321            13000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Watson Pharmaceutic CS              942683103      309             7000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Watson Pharmaceutic CS              942683103      229             5197   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Watson Pharmaceutic CS              942683103      826            18710   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Worldtex, Inc.      CS              981907108     1946          1037696   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Zeneca Group PLC, A CS              98934D106     2306            49000   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
Zale Corp.          CS              988858106      441            12900   OTHER      1-5            X
------------------------------------------------------------------------------------------------------------
